PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
Thousands of U.S. dollars
12/31/2020 Additions Payments Reversal Transfers
Translation
differences 12/31/2021
Non-current
Provisions for liabilities

18,165 13,519 (9,501) (3,935) - (1,158) 17,090
Provisions for taxes

17,971 8,406 (2,319) (12,903) - (654) 10,501
Provisions for dismantling

8,379 1,878 (59) (3) (265) (857) 9,073
Other provisions

1,102 427 (15) (642) - 136 1,008
Total non-current 45,617 24,230 (11,894) (17,483) (265) (2,533) 37,672
Current
Provisions for liabilities

14,710
17,201
(11,483) (8,437) (5) (1,974) 10,012
Provisions for taxes

1,925
173
(1,253) - - (576) 269
Provisions for dismantling

24
184
- - 265 11 484
Other provisions

5,216
2,345
(1,629) (77) 5 391 6,251
Total current 21,875 19,903 (14,365) (8,514) 265 (2,148) 17,016

Thousands of U.S. dollars
12/31/2019 Additions Payments Reversal Transfers
Translation
differences 12/31/2020
Non-current
Provisions for liabilities

24,295 15,709 (9,836) (7,030) - (4,973) 18,165
Provisions for taxes

9,394 12,441 (103) (1,764) - (1,997) 17,971
Provisions for dismantling

9,599 579 (97) - - (1,702) 8,379
Other provisions

5,038 403 (64) (1,600) 78 (2,753) 1,102
Total non-current 48,326 29,132 (10,100) (10,394) 78 (11,425) 45,617
Current
Provisions for liabilities

11,533
14,769
(1,689) (9,096) - (807) 14,710
Provisions for taxes

2,002
29
- - - (106) 1,925
Provisions for dismantling

314
2
- (120) (78) (94) 24
Other provisions

4,922
4,116
(2,506) (1,564) - 248 5,216
Total current 18,771 18,916 (4,195) (10,780) (78) (759) 21,875